Subsequent Events	12 Months Ended
Apr. 29, 2017
Subsequent Events
26.	Subsequent Events

Dividends to Stockholders

On June 7, 2017, the Company announced its Board of Directors declared a quarterly cash dividend of $0.15 per share, payable on July 28, 2017 to stockholders of record at the close of business on July 7, 2017.